Prospectus Supplement                                    205425  6/30
dated June 30, 2003 to:

PUTNAM TAX SMART EQUITY FUND
Prospectus dated February 28, 2003

The third paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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Portfolio leader    Since     Experience
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James C. Weiss      2003      April 2000-Present          Putnam Management
                              Prior to April 2000         JP Morgan Company

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Portfolio member    Since     Experience
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Kevin M. Divney     2001      1997-Present                Putnam Management

Lee Montag          2003      1998-present                Putnam Management
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